Credit Risk - Additional Information (Detail) £ in Millions	Dec. 31, 2020 GBP (£) MortgageLoan	Dec. 31, 2019 GBP (£) MortgageLoan
Disclosure of internal credit grades [line items]
Advances and flexible mortgage drawdowns	£ 1,200	£ 1,300
Maximum exposure to balance sheet	95,156	80,918
Loans and advances to customers	208,750	207,287
Interest-only maturity default risk
Disclosure of internal credit grades [line items]
Post model adjustments	49	51
Buy-To-Let
Disclosure of internal credit grades [line items]
Post model adjustments	24	21
Long-term indeterminate arrears
Disclosure of internal credit grades [line items]
Post model adjustments	29	19
Long-term indeterminate arrears | No Delay In Repossession
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	18
Long-term indeterminate arrears | Three-Year Repossession Delay
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	31
12+ months in arrears
Disclosure of internal credit grades [line items]
Post model adjustments	30	23
12+ months in arrears | No Delay In Repossession
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	19
12+ months in arrears | Three-Year Repossession Delay
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	35
Corporate: Tall Tree
Disclosure of internal credit grades [line items]
Post model adjustments	35	0
Corporate: Tall Tree | Two Average Losses
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	23
Corporate Covid-19 Affected Segments
Disclosure of internal credit grades [line items]
Post model adjustments	193	0
Corporate Covid-19 Affected Segments | Lowest Observed PD Stress Factor
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	35
Corporate Covid-19 Affected Segments | Highest Observed PD Stress Factor
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	311
Payment Holidays
Disclosure of internal credit grades [line items]
Post model adjustments	27	0
Payment Holidays | Higher New to Arrears Flow Rate
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	11
Payment Holidays | Lower New to Arrears Flow Rate
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	65
Credit risk
Disclosure of internal credit grades [line items]
Maximum exposure to balance sheet	281,600	270,900
Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Maximum exposure to balance sheet	(1,300)	(800)
Credit risk | Off-Balance Sheet
Disclosure of internal credit grades [line items]
Maximum exposure to balance sheet	43,100	41,500
Credit risk | Off-Balance Sheet | Accumulated impairment
Disclosure of internal credit grades [line items]
Maximum exposure to balance sheet	(100)	(100)
Exposures Transferred From Stage 1 To Stage 2 | Corporate Covid-19 Affected Segments
Disclosure of internal credit grades [line items]
Post model adjustments	68
Loans and advances to customers	3,100
Stage 2 Exposures Transferred To Stage 3 | Corporate Covid-19 Affected Segments
Disclosure of internal credit grades [line items]
Post model adjustments	122
Loans and advances to customers	400
High Risk Stage 2 Exposures | Corporate Covid-19 Affected Segments
Disclosure of internal credit grades [line items]
Loans and advances to customers	900
Internal Remortgages [member]
Disclosure of internal credit grades [line items]
Internal remortgages	£ 31,600	£ 31,600
Greater Than 2.0m | Credit risk
Disclosure of internal credit grades [line items]
Number of individual mortgage loans | MortgageLoan	98	76
New business number of individual mortgage loans | MortgageLoan	38	32
Bottom of range | Interest-only maturity default risk | Expected Proportion of Customers who Cannot Repay at Maturity
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	£ 24
Top of range | Interest-only maturity default risk | Expected Proportion of Customers who Cannot Repay at Maturity
Disclosure of internal credit grades [line items]
Post model adjustments under reasonably possible judgements	£ 56